Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 57,500,022
Previously Paid Amount	7,940.75
Total Fee Amount	7,940.75
Total Offset Amount	0
Net Fee	$ 0